Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (11.2%)
	Verizon Communications Inc.	3,648,085	129,981
	AT&T Inc.	7,050,758	110,908
	Iridium Communications Inc.	296,533	17,804
*	Liberty Global plc Class C	874,486	14,884
*	Frontier Communications Parent Inc.	654,324	9,736
	Cogent Communications Holdings Inc.	154,779	9,522
*	Liberty Global plc Class A	582,948	9,502
	Lumen Technologies Inc.	3,573,960	7,076
*	Radius Global Infrastructure Inc. Class A (XNMS)	275,683	4,080
*	Liberty Latin America Ltd. Class C	535,667	3,910
*,1	Globalstar Inc.	2,580,895	2,942
*	IDT Corp. Class B	63,986	1,945
*	EchoStar Corp. Class A	120,478	1,900
*	Anterix Inc.	47,066	1,537
	ATN International Inc.	39,198	1,471
*	Liberty Latin America Ltd. Class A	143,555	1,051
*	Bandwidth Inc. Class A	83,751	997
*	Consolidated Communications Holdings Inc.	265,743	970
*	Charge Enterprises Inc.	368,684	337
			330,553
Entertainment (22.1%)
*	Walt Disney Co.	1,664,648	146,423
*	Netflix Inc.	359,943	142,260
*	Activision Blizzard Inc.	860,986	69,051
	Electronic Arts Inc.	348,078	44,554
*	Warner Bros Discovery Inc.	3,003,118	33,875
*	Take-Two Interactive Software Inc.	240,169	33,079
*	Roblox Corp. Class A	661,906	27,707
*	Liberty Media Corp.-Liberty Formula One Class C	345,787	24,343
*	Live Nation Entertainment Inc.	280,213	22,400
*	Roku Inc.	328,129	19,097
	World Wrestling Entertainment Inc. Class A	154,258	15,629
*	Endeavor Group Holdings Inc. Class A	570,529	12,848
	Warner Music Group Corp. Class A	442,734	10,825
	Madison Square Garden Sports Corp.	55,062	9,727
*,1	AMC Entertainment Holdings Inc. Class A	1,846,482	8,309
*	Cinemark Holdings Inc.	389,806	6,241
*	Liberty Media Corp.- Liberty Braves Class C	140,972	5,171
*	Lions Gate Entertainment Corp. Class B	402,416	3,899
*	Madison Square Garden Entertainment Corp.	95,975	3,368
*	Imax Corp.	153,805	2,667
*	Lions Gate Entertainment Corp. Class A	258,390	2,661

		Shares	Market Value ($000)
*	Sphere Entertainment Co.	88,777	2,119
[1]	Marcus Corp.	78,370	1,198
*,1	Vivid Seats Inc. Class A	132,815	971
*	Liberty Media Corp.- Liberty Braves Class A	23,591	882
*,1	Skillz Inc. Class A	869,141	407
			649,711
Interactive Media & Services (46.2%)
*	Meta Platforms Inc. Class A	2,057,807	544,743
*	Alphabet Inc. Class A	2,929,419	359,938
*	Alphabet Inc. Class C	2,417,288	298,221
*	Pinterest Inc. Class A	1,036,922	24,824
*	Snap Inc. Class A	2,070,983	21,124
*	Match Group Inc.	610,343	21,057
*	ZoomInfo Technologies Inc. Class A	731,866	18,099
*	IAC Inc.	264,864	14,790
*	Ziff Davis Inc.	168,199	9,930
*	Yelp Inc. Class A	234,886	7,869
*	TripAdvisor Inc.	388,102	6,039
*	Cargurus Inc.	316,971	5,956
*	Bumble Inc. Class A	342,567	5,241
	Shutterstock Inc.	89,373	4,448
*	Cars.com Inc.	223,864	3,951
*	ZipRecruiter Inc. Class A	159,957	2,475
*	Eventbrite Inc. Class A	291,919	2,119
*	Vimeo Inc.	532,273	1,953
*	QuinStreet Inc.	182,100	1,679
*,1	fuboTV Inc.	878,137	1,361
*	Nextdoor Holdings Inc.	392,883	970
*	Angi Inc. Class A	280,245	858
*	Mediaalpha Inc. Class A	94,648	835
*	Outbrain Inc.	109,505	507
*,1	System1 Inc.	80,057	279
			1,359,266
Media (16.8%)
	Comcast Corp. Class A	3,193,559	125,667
*	Charter Communications Inc. Class A	129,973	42,391
*	Trade Desk Inc. Class A	567,504	39,771
	Omnicom Group Inc.	311,827	27,500
	Interpublic Group of Cos. Inc.	667,085	24,809
	Fox Corp. Class A	631,932	19,716
*	Liberty Broadband Corp. Class C	251,910	18,666
	News Corp. Class A	942,868	17,264
	New York Times Co. Class A	450,961	15,973
	Nexstar Media Group Inc. Class A	104,588	15,784
[1]	Paramount Global Inc. Class B	1,029,162	15,654
*	Liberty Media Corp.- Liberty SiriusXM Class C	550,829	15,401
	Fox Corp. Class B	507,375	14,820
	TEGNA Inc.	755,549	11,703
	Cable One Inc.	16,220	9,924
	News Corp. Class B	429,966	7,946
[1]	Sirius XM Holdings Inc.	2,117,699	7,539
*	Liberty Media Corp.- Liberty SiriusXM Class A	267,323	7,480
*	Magnite Inc.	481,167	5,716
*	DISH Network Corp. Class A	884,291	5,686
	John Wiley & Sons Inc. Class A	157,104	5,656
*	Liberty Broadband Corp. Class A	65,000	4,802
	Scholastic Corp.	100,636	4,275

		Shares	Market Value ($000)
*	TechTarget Inc.	97,022	3,371
*	Thryv Holdings Inc.	117,632	2,741
*	Integral Ad Science Holding Corp.	137,728	2,604
*	PubMatic Inc. Class A	139,713	2,452
[1]	Sinclair Broadcast Group Inc. Class A	137,832	2,120
*	Stagwell Inc.	328,461	2,036
	Gray Television Inc.	289,319	2,034
*	Altice USA Inc. Class A	774,451	1,983
*	EW Scripps Co. Class A	206,082	1,624
*	Boston Omaha Corp. Class A	84,853	1,619
*	WideOpenWest Inc.	183,825	1,397
*,1	Clear Channel Outdoor Holdings Inc.	1,105,646	1,360
*	Gannett Co. Inc.	519,391	1,153
*	AMC Networks Inc. Class A	95,458	1,080
*	iHeartMedia Inc. Class A	368,962	874
*	Quotient Technology Inc.	278,580	752
*,1	Cardlytics Inc.	120,364	622
*	Advantage Solutions Inc.	283,646	539
			494,504
Wireless Telecommunication Services (3.4%)
*	T-Mobile US Inc.	650,340	89,259
*	Gogo Inc.	227,858	3,429
	Shenandoah Telecommunications Co.	170,067	3,228
	Telephone and Data Systems Inc.	356,216	2,379
*	United States Cellular Corp.	55,290	791
			99,086
Total Common Stocks (Cost $3,553,634)			2,933,120
Preferred Stock (0.1%)
Entertainment (0.1%)
[2]	AMC Entertainment Holdings Inc. Class A, 0.000% (Cost $11,508)	2,840,815	4,602
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.125% (Cost $31,607)	316,160	31,610
Total Investments (100.9%) (Cost $3,596,749)			2,969,332
Other Assets and Liabilities—Net (-0.9%)			(27,155)
Net Assets (100.0%)			2,942,177
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,050,000.
2	Perpetual security with no stated maturity date.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $26,338,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paramount Global Inc. Class B	8/31/23	BANA	2,510	(5.054)	—	(17)
Sirius XM Holdings Inc.	1/31/24	GSI	2,334	(5.074)	—	(9)
					—	(26)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,933,120	—	—	2,933,120
Preferred Stock	4,602	—	—	4,602
Temporary Cash Investments	31,610	—	—	31,610
Total	2,969,332	—	—	2,969,332
Derivative Financial Instruments
Liabilities
Swap Contracts	—	26	—	26